Share-based payments - Share options (Details)	12 Months Ended
	Dec. 31, 2025 Options £ / shares	Dec. 31, 2024 Options £ / shares	Dec. 31, 2023 Options £ / shares
2021 Incentive Plan
Share-based payments
Number of share options outstanding | Options	7,736,819	1,171,210	998,598
Weighted average exercise price (£)	£ 1.42	£ 0.91	£ 1.2
Expected weighted average remaining vesting period (years)	2 years 11 months 23 days	2 years 1 month 20 days
Number of options exercisable | Options	1,727,449	380,763
2021 Incentive Plan | Maximum
Share-based payments
Exercise prices	£ 8.92
Exercise price of share options exercisable	8.92
2021 Incentive Plan | Minimum
Share-based payments
Exercise prices	0
Exercise price of share options exercisable	£ 0
2021 Incentive plan - Nil cost options
Share-based payments
Number of share options outstanding | Options	3,818,319	1,062,415
2021 Incentive plan - Cost share options
Share-based payments
Number of share options outstanding | Options	3,432,330
2021 Incentive plan - Performance options
Share-based payments
Number of share options outstanding | Options	377,500
2021 Incentive plan - Compare Share Option Plan (CSOP)
Share-based payments
Number of share options outstanding | Options	108,670	108,795
EMI Scheme
Share-based payments
Number of share options outstanding | Options	861,172	945,429	1,170,231
Weighted average exercise price (£)	£ 1.8	£ 2.2	£ 2.5
Expected weighted average remaining vesting period (years)	6 months	11 months 1 day
Number of options exercisable | Options	676,571	635,240
Exercise prices	£ 1.7
EMI Scheme | Maximum
Share-based payments
Exercise prices		£ 11.49
EMI Scheme | Minimum
Share-based payments
Exercise prices		£ 1.84